Revenue - AbbVie Collaboration Agreement (Details) - Jun. 10, 2020 - AbbVie kr in Millions, $ in Millions	USD ($) item	DKK (kr) item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment	$ 750
Ratio of share of profits before income taxes	50.00
Percentage of discover research and development cost responsible by the entity	100.00%	100.00%
Number of performance obligations | item	4	4
Contract transaction price	$ 750	kr 4,911
Revenue from performance obligations satisfied or partially satisfied in previous periods | kr		kr 0
Performance obligation Revenue recognition period	7 years	7 years
Number of delivery license programs | item	3
Performance obligations satisfied at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	$ 672	kr 4,398
Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract transaction price	$ 78	kr 513
Maximum | Countries Outside United States and Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalty percent on sales	26.00%
Minimum | Countries Outside United States and Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalty percent on sales	22.00%
Development Regulatory and Sales Milestone | Clinical Development and Commercial Success Across all Three Programs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	$ 1,150
Development Regulatory and Sales Milestone | Success of all Four Next Generation Antibody Product Candidates Developed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	2,000
Development Regulatory and Sales Milestone | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables	$ 3,150